INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate as of December 31 is as follows:

	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	24.7%	8.0%
PPP loan forgiveness	—%	8.0%
Stock Compensation	(6.3)%	—%
Transaction Costs	7.4%	—%
Change in FV Earnout Liab	27.2%	—%
Change in FV of Debt	31.2%	—%
Change in Warrant Liability	9.5%	—%
Other Permanent Differences	(0.3)%	(0.5)%
Change in valuation allowance	(114.4)%	(36.5)%
Income tax provision	—%	—%

Schedule of significant components of the Company's net deferred tax assets and liabilities

	2022	2021
Deferred tax assets
Net operating losses	$17,847,721	$13,497,030
Reserve and accruals	619,236	554,632
OID Amortization	1,184,396	—
Debt Extinguishment Amortization	645,511	—
Debt-Related Warrants	1,408,206
Capitalized R&D	557,589	—
Lease Liability	1,540,727	—
Other	1,388	1,792
Total deferred tax assets	23,804,774	14,053,454
Deferred tax liabilities
Depreciation and amortization	(270,747)	(200,998)
Right of Use Asset	(1,511,786)	—
Total deferred tax liabilities	(1,782,533)	(200,998)
Net deferred tax assets	22,022,241	13,852,456
Valuation Allowance	(22,022,241)	(13,852,456)
Net deferred tax asset	$—	$—